Document and Entity Information	Oct. 21, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity File Number	001-36729
Entity Registrant Name	Freshpet, Inc.
Entity Central Index Key	0001611647
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1884894
Entity Address, Address Line One	1450 US-206
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07921
City Area Code	201
Local Phone Number	520-4000
Title of 12(b) Security	Common Stock
Trading Symbol	FRPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1545 US-206
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ
Entity Address, Country	US
Entity Address, Postal Zip Code	07921